Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related-Party Transactions [Abstract]
Loans To Principal Officers, Directors And Affiliates

	Year ended December 31,
	2020	2019
Beginning balance	$6,113	$3,672
New loans	4,193	3,062
Repayments	(29)	(621)
Ending balance	$10,277	$6,113